Production costs (Tables)	12 Months Ended
Dec. 31, 2024
Production Costs [Abstract]
Disclosure of detailed information about production costs [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Raw materials and consumables	47,609	‐
Salaries and employee benefits	19,957	‐
Contractors	28,722	‐
Change in stockpile, gold‐in‐process and gold on hand inventories	2,266	‐
Insurance, government fees, permits and other	17,215	‐
Total production costs	115,769	-